Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Current Assets:
Cash and cash equivalents		$ 8,265	$ 4,028
Restricted cash		280	280
Short term bank deposits		45,035	40,690
Trade receivable		511	571
Other assets – funds held in escrow		24,787	24,525
Prepaid expenses and other receivables		1,791	1,685
Total current assets		80,669	71,779
Non-Current Assets
Operating lease right-of-use assets		1,542	893
Property and equipment, net		1,049	1,176
Total non-current assets		2,591	2,069
Total assets		83,260	73,848
Current liabilities:
Trade payables		352	774
Operating lease liabilities		501	679
Employees and payroll accruals		6,306	3,706
Convertible bonds		23,826	24,757
Accrued expenses and other payables		1,792	2,950
Derivative Liabilities		590	50
Total current liabilities		33,367	32,916
Long term liabilities
Operating lease liabilities		1,340	1,351
Warrant Liability - ITAC		2	12
Total long-term liabilities		1,342	1,363
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]
Capital & Premium		357,351	338,947
Accumulated Deficit		(308,800)	(299,378)
Total shareholders’ equity		48,551	39,569
Total liabilities and shareholders’ equity		$ 83,260	$ 73,848

[1]	Represents less than $1.